Expense Example {- Investor Freedom® 2005 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2005 Portfolio - VIP Investor Freedom 2005 Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505